Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2018	$ (63,146)	$ 583,117	$ 21,923	$ 95,296	$ (1,252)	$ (755,688)	$ (56,604)	$ (6,542)
Net Loss	(162,537)					(161,753)	(161,753)	(784)
Foreign currency translation reserve	(1,088)				(1,088)		(1,088)
Issuance of shares	349,834	349,834					349,834
Share-based payments expense (note 11b)	16,429		16,429				16,429
Share-based compensation paid in cash (note 11b)	(421)		(421)				(421)
Share issuance cost	(5,321)					(5,321)	(5,321)
Issuance of warrants (note 11c)	560			560			560
Effect funding arrangements on non-controlling interests						(176)	(176)	176
Ending balance at Jun. 30, 2019	134,310	932,951	37,931	95,856	(2,340)	(922,938)	141,460	(7,150)
Beginning balance at Dec. 31, 2019	94,934	932,951	43,532	95,856	(3,099)	(967,051)	102,189	(7,255)
Net Loss	(55,473)					(55,104)	(55,104)	(369)
Foreign currency translation reserve	68				68		68
Issuance of shares	1,240	1,240					1,240
Share-based payments expense (note 11b)	4,801		4,801				4,801
Share-based compensation paid in cash (note 11b)	(40)		(40)				(40)
Shares issued pursuant to a restricted share unit plan (note 11b)		9,764	(9,764)
Share issuance cost	(8)					(8)	(8)
Ending balance at Jun. 30, 2020	$ 45,522	$ 943,955	$ 38,529	$ 95,856	$ (3,031)	$ (1,022,163)	$ 53,146	$ (7,624)